13. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Supplemental Disclosure With Respect To Cash Flows Details Narrative
Issuance of common shares for mineral property acquisitions	540,000	752,500
Value of shares issued for mineral property acquisitions	$ 378,776	$ 1,721,110
Loan advance from OTLLC	$ 1,012,156	$ 2,397,085